Board of Directors, Fiscal Council, Advisory committees and Executive Officers	9 Months Ended
Sep. 30, 2012
Board of Directors, Fiscal Council, Advisory committees and Executive Officers
Board of Directors, Fiscal Council, Advisory committees and Executive Officers

22        Board of Directors, Fiscal Council, Advisory committees and Executive Officers

Board of Directors

Dan Antônio Marinho Conrado

Chairman

Mário da Silveira Teixeira Júnior

Vice-President

Fuminobu Kawashima

José Mauro Mettrau Carneiro da Cunha

Luciano Galvão Coutinho

Marcel Juviniano Barros

Nelson Henrique Barbosa Filho

Oscar Augusto de Camargo Filho

Paulo Soares de Souza

Renato da Cruz Gomes

Robson Rocha

Alternate

Deli Soares Pereira

Eduardo de Oliveira Rodrigues Filho

Eustáquio Wagner Guimarães Gomes

Hajime Tonoki

Luiz Carlos de Freitas

Luiz Maurício Leuzinger

Marco Geovanne Tobias da Silva

Paulo Sergio Moreira da Fonseca

Raimundo Nonato Alves Amorim

Sandro Kohler Marcondes

Advisory Committees of the Board of Directors

Controlling Committee

Luiz Carlos de Freitas

Paulo Ricardo Ultra Soares

Paulo Roberto Ferreira de Medeiros

Executive Development Committee

José Ricardo Sasseron

Luiz Maurício Leuzinger

Oscar Augusto de Camargo Filho

Strategic Committee

Murilo Pinto de Oliveira Ferreira

Dan Antônio Marinho Conrado

Luciano Galvão Coutinho

Mário da Silveira Teixeira Júnior

Oscar Augusto de Camargo Filho

Finance Committee

Luciano Siani Pires

Eduardo de Oliveira Rodrigues Filho

Luciana Freitas Rodrigues

Luiz Maurício Leuzinger

Governance and Sustainability Committee

Gilmar Dalilo Cezar Wanderley

Renato da Cruz Gomes

Ricardo Simonsen

Fiscal Council

Marcelo Amaral Moraes

Chairman

Aníbal Moreira dos Santos

Antonio Henrique Pinheiro Silveira

Arnaldo José Vollet

Alternate

Cícero da Silva

Oswaldo Mário Pêgo de Amorim Azevedo

Paulo Fontoura Valle

Executive Officers

Murilo Pinto de Oliveira Ferreira

President & CEO

Vânia Lucia Chaves Somavilla

Executive Director, HR, Health & Safety, Sustainability and Energy

Luciano Siani Pires

Chief Financial Officer

Roger Allan Downey

Executive Director, Fertilizers and Coal

José Carlos Martins

Executive Director, Ferrous and Strategy

Galib Abrahão Chaim

Executive Director, Capital Projects Implementation

Humberto Ramos de Freitas

Executive Director, Logistics and Mineral Research

Gerd Peter Poppinga

Executive Director, Base Metals and IT

Marcus Vinicius Dias Severini

Chief Officer of Accounting and Control Department

Vera Lucia de Almeida Pereira Elias

Chief Accountant

CRC-RJ - 043059/O-8